Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Intangible Assets [Abstract]
Schedule of land use rights

	Useful Life	March 31, 2014	December 31, 2013
Land use rights	50 years	$4,057,190	$4,091,385
Others	1 year	6,196	6,248
		4,063,386	4,097,633
Less: accumulated depreciation		(580,965)	(565,403)
		$3,482,421	$3,532,230

		December 31,
	Useful Life	2013	2012
Land use rights	50 years	$4,091,385	$3,967,561
Others	1 year	6,248	6,059
		4,097,633	3,973,620
Less: accumulated depreciation		(565,403)	(468,941)
		$3,532,230	$3,504,679